Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provisions.
Schedule of provisions

(in € thousands)	Dismantling	Other	Total
Beginning of fiscal year	494	88	582
Additions	135	—	135
Releases	—	—	—
Utilizations	—	—	—
End of fiscal year	629	88	717